Supplement, dated January 17, 2008,
                      to the Prospectus, dated May 1, 2007,
                                       for
                  Seligman Time Horizon/Harvester Series, Inc.

The following changes are effective immediately.

Seligman Time Horizon/Harvester Series, Inc. has changed its name to Seligman Asset Allocation Series, Inc. Accordingly, each reference in the Prospectus to "Seligman Time Horizon/Harvester Series, Inc." or the "Series" shall mean Seligman Asset Allocation Series, Inc.

In addition, the four funds in the Series have also changed their names. Such changes are as follows:

------------------------------------------------------------------------------------------------
Former Name                                  New  Name
------------------------------------------------------------------------------------------------
Seligman Time Horizon 30 Fund                Seligman Asset Allocation Aggressive Growth Fund
------------------------------------------------------------------------------------------------
Seligman Time Horizon 20 Fund                Seligman Asset Allocation Growth Fund
------------------------------------------------------------------------------------------------
Seligman Time Horizon 10 Fund                Seligman Asset Allocation Moderate Growth Fund
------------------------------------------------------------------------------------------------
Seligman Harvester Fund                      Seligman Asset Allocation Balanced Fund
------------------------------------------------------------------------------------------------

Each reference in the Prospectus to the four funds in the Series is hereby changed accordingly.

                       Supplement, dated January 17, 2008,
         to the Statement of Additional Information, dated May 1, 2007, for
                  Seligman Time Horizon/Harvester Series, Inc.

The following changes are effective immediately.

Seligman Time Horizon/Harvester Series, Inc. has changed its name to Seligman Asset Allocation Series, Inc. Accordingly, each reference in the Statement of Additional Information to "Seligman Time Horizon/Harvester Series, Inc." or the "Series" shall mean Seligman Asset Allocation Series, Inc.

In addition, the four funds in the Series have also changed their names. Such changes are as follows:

-------------------------------------------------------------------------------------------------
Former Name                                  New Name
-------------------------------------------------------------------------------------------------
Seligman Time Horizon 30 Fund                Seligman Asset Allocation Aggressive Growth Fund
-------------------------------------------------------------------------------------------------
Seligman Time Horizon 20 Fund                Seligman Asset Allocation Growth Fund
-------------------------------------------------------------------------------------------------
Seligman Time Horizon 10 Fund                Seligman Asset Allocation Moderate Growth Fund
-------------------------------------------------------------------------------------------------
Seligman Harvester Fund                      Seligman Asset Allocation Balanced Fund
-------------------------------------------------------------------------------------------------

Each reference in the Statement of Additional Information to the four funds in the Series is hereby changed accordingly.